June 2, 2005


VIA EDGAR

The United States Securities
   And Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549-0506

Subject:          Nationwide VLI Separate Account - 5
                  Nationwide Life Insurance Company
                  SEC File No. 333-46338
                  CIK No. 0001065898

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act") and on behalf of the Nationwide VLI Separate Account-5 (the "Variable Account") and Nationwide Life Insurance Company, we certify that the form of the prospectus which would have been filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of the prospectus contained in Post Effective Amendment No. 11 to the Registration Statement for the Company and the Variable Account which became effective June 1, 2005.

Please contact the undersigned at (614) 677-8683 with any questions regarding this filing.

Sincerely,


/s/KEITH W. HINZE
Keith W. Hinze
Variable Products Securities Counsel
Nationwide Life Insurance Company

cc: file